As filed with the Securities and Exchange Commission on April 8, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)

O’Shaughnessy Market Leaders Value Fund
Class I|OFVIX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the O’Shaughnessy Market Leaders Value Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://osfunds.com/. You can also request this information by contacting us at 1-877-291-7827.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.55%
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$222,181,868
Number of Holdings	61
Net Advisory Fee	$450,275
Portfolio Turnover	26%
Visit https://osfunds.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers	(% of net assets)
AppLovin Corp.	7.6%
Wells Fargo & Co.	5.2%
Synchrony Financial	4.2%
Altria Group, Inc.	3.8%
GoDaddy, Inc.	3.5%
Caterpillar, Inc.	3.3%
Johnson & Johnson	3.3%
Lockheed Martin Corp.	3.0%
General Mills, Inc.	3.0%
Fidelity National Information Services, Inc.	2.9%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://osfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your O’Shaughnessy Asset Management, LLC documents not be householded, please contact O’Shaughnessy Asset Management, LLC at 1-877-291-7827, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by O’Shaughnessy Asset Management, LLC or your financial intermediary.
O’Shaughnessy Market Leaders Value Fund	PAGE 1	TSR-SAR-00770X444

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

O’Shaughnessy Market Leaders Value Fund
Core Financial Statements
January 31, 2025

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 5.9%
Lockheed Martin Corp.	14,540	$6,731,293
RTX Corp.	49,126	6,334,798
		13,066,091
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	30,339	3,445,903
Automobiles - 1.3%
General Motors Co.	56,308	2,784,994
Broadline Retail - 1.3%
eBay, Inc.	44,368	2,993,953
Building Products - 3.4%
Builders FirstSource, Inc.(a)	24,602	4,115,422
Carlisle Companies, Inc.	8,769	3,415,175
		7,530,597
Capital Markets - 4.7%
Bank of New York Mellon Corp.	69,881	6,004,874
Goldman Sachs Group, Inc.	4,492	2,876,677
Northern Trust Corp.	14,380	1,614,730
		10,496,281
Chemicals - 2.9%
CF Industries Holdings, Inc.	21,148	1,950,057
DuPont de Nemours, Inc.	53,179	4,084,147
LyondellBasell Industries NV - Class A	4,932	373,353
		6,407,557
Commercial Banks - 7.6%
Citizens Financial Group, Inc.	49,724	2,365,371
Regions Financial Corp.	120,183	2,961,309
Wells Fargo & Co.	146,149	11,516,541
		16,843,221
Construction Materials - 1.1%
CRH PLC	25,760	2,551,013
Consumer Finance - 4.2%
Synchrony Financial	134,206	9,257,530
Containers & Packaging - 0.6%
Amcor PLC	147,025	1,429,083
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	65,187	2,567,716
Electronic Equipment, Instruments & Components - 0.2%
Jabil, Inc.	2,580	419,018

The accompanying notes are an integral part of these financial statements.

1

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial Services - 0.5%
PayPal Holdings, Inc.(a)	13,010	$1,152,426
Food Products - 3.6%
Bunge Global SA	18,915	1,439,999
General Mills, Inc.	109,970	6,613,596
		8,053,595
Ground Transportation - 0.1%
CSX Corp.	8,177	268,778
Health Care Equipment & Supplies - 1.7%
Medtronic PLC	41,663	3,783,834
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	7,165	886,024
Labcorp Holdings, Inc.	5,933	1,482,063
		2,368,087
Hotels, Restaurants & Leisure - 4.3%
Booking Holdings, Inc.	1,362	6,452,557
Expedia Group, Inc.(a)	12,653	2,163,030
Marriott International, Inc. - Class A	3,496	1,015,903
		9,631,490
Household Durables - 0.5%
PulteGroup, Inc.	10,363	1,179,102
Insurance - 7.9%
Aflac, Inc.	35,094	3,768,394
American International Group, Inc.	54,053	3,981,544
Hartford Financial Services Group, Inc.	38,202	4,261,433
MetLife, Inc.	56,342	4,874,146
Prudential Financial, Inc.	6,113	738,206
		17,623,723
IT Services - 6.9%
Fidelity National Information Services, Inc.	79,769	6,498,780
GoDaddy, Inc. - Class A(a)	36,367	7,733,443
Twilio, Inc. - Class A(a)	8,243	1,208,259
		15,440,482
Machinery - 3.3%
Caterpillar, Inc.	19,781	7,347,455
Media - 2.2%
Comcast Corp. - Class A	132,564	4,462,104
Fox Corp. - Class A	7,940	406,369
		4,868,473

The accompanying notes are an integral part of these financial statements.

2

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 3.2%
Reliance, Inc.	3,227	$934,216
Steel Dynamics, Inc.	47,804	6,128,473
		7,062,689
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	15,058	2,246,503
ConocoPhillips	15,635	1,545,207
Devon Energy Corp.	72,434	2,469,999
Diamondback Energy, Inc.	2,241	368,331
Marathon Petroleum Corp.	37,196	5,419,829
Phillips 66	5,603	660,426
Valero Energy Corp.	42,684	5,676,972
		18,387,267
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	41,612	2,453,027
Johnson & Johnson	47,734	7,262,728
		9,715,755
Professional Services - 1.5%
Verisk Analytics, Inc.	11,233	3,228,813
Software - 7.6%
AppLovin Corp. - Class A(a)	45,656	16,874,001
Specialty Retail - 0.4%
Best Buy Co., Inc.	10,265	881,353
Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	15,881	1,939,070
Tobacco - 3.8%
Altria Group, Inc.	161,073	8,412,843
TOTAL COMMON STOCKS (Cost $168,819,601)		218,012,193
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts, Inc.	28,341	473,578
Specialized REITs - 0.1%
Crown Castle, Inc.	2,791	249,181
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $818,114)		722,759
TOTAL INVESTMENTS - 98.4% (Cost $169,637,715)		218,734,952
Other Assets in Excess of Liabilities - 1.6%		3,446,916
TOTAL NET ASSETS - 100.0%		$222,181,868

The accompanying notes are an integral part of these financial statements.

3

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

4

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
at January 31, 2025 (Unaudited)

ASSETS
Investments in securities, at value (cost $169,637,715)	$218,734,952
Cash	3,145,401
Receivables:
Fund shares issued	229,958
Dividends	257,103
Dividend tax reclaim	11,485
Prepaid expenses	23,456
Total assets	222,402,355
LIABILITIES
Payables:
Fund shares redeemed	78,139
Administration fees	8,198
Audit fees	10,554
Transfer agent fees and expenses	17,052
Due to Advisor (Note 4)	75,166
Custody fees	6,701
Fund accounting fees	5,647
Chief Compliance Officer fee	2,562
Trustee fees and expenses	3,785
Shareholder reporting	10,986
Accrued other expenses	1,697
Total liabilities	220,487
NET ASSETS	$222,181,868
CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$222,181,868
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	10,912,604
Net asset value, offering and redemption price per share	$20.36
COMPONENTS OF NET ASSETS
Paid-in capital	$177,429,832
Total distributable earnings	44,752,036
Net assets	$222,181,868

The accompanying notes are an integral part of these financial statements.

5

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
STATEMENT OF OPERATIONS
For the six months ended January 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$2,473,110
Total income	2,473,110
EXPENSES
Advisory fees (Note 4)	450,275
Transfer agent fees and expenses (Note 4)	43,419
Administration fees (Note 4)	24,169
Fund accounting fees (Note 4)	16,334
Registration fees	13,569
Trustee fees and expenses	11,796
Audit fees	10,654
Custody fees (Note 4)	8,404
Chief Compliance Officer fee (Note 4)	7,563
Reports to shareholders	7,244
Miscellaneous expense	5,317
Legal fees	3,673
Insurance expense	2,631
Total expenses	605,048
Net investment income	1,868,062
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	20,302,792
Net change in unrealized appreciation/(depreciation) on investments	4,839,225
Net realized and unrealized gain on investments	25,142,017
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,010,079

The accompanying notes are an integral part of these financial statements.

6

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,868,062	$5,018,054
Net realized gain on investments	20,302,792	25,061,376
Net change in unrealized appreciation/(depreciation) on investments	4,839,225	13,828,006
Net increase in net assets resulting from operations	27,010,079	43,907,436
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(28,616,636)	(9,599,602)
Total distributions to shareholders	(28,616,636)	(9,599,602)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	10,568,087	(66,170,268)
Total increase/(decrease) in net assets	8,961,530	(31,862,434)
NET ASSETS
Beginning of period	213,220,338	245,082,772
End of period	$222,181,868	$213,220,338

(a)	A summary of share transactions is as follows:

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Class I Shares
Net proceeds from shares sold	$12,941,879	$21,775,460
Distributions reinvested	25,180,367	8,523,063
Payment for shares redeemed	(27,554,159)	(96,468,791)
Net increase/(decrease) in net assets from capital share transactions	$10,568,087	$(66,170,268)

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Class I Shares
Shares sold	619,266	1,187,705
Shares issued on reinvestment of distributions	1,236,757	499,301
Shares redeemed	(1,272,126)	(5,163,512)
Net increase/(decrease) in shares outstanding	583,897	(3,476,506)

The accompanying notes are an integral part of these financial statements.

7

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
FINANCIAL HIGHLIGHTS
CLASS I SHARES
For a share outstanding throughout each period

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.64	$17.75	$17.01	$17.62	$11.95	$13.64
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.45	0.37	0.33	0.31	0.27 †
Net realized and unrealized gain/(loss) on investments	2.46	3.18	1.62	(0.61)	5.67	(1.73)
Total from investment operations	2.67	3.63	1.99	(0.28)	5.98	(1.46)
LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.40)	(0.34)	(0.33)	(0.31)	(0.23)
From net realized gain on investments	(2.52)	(0.34)	(0.91)	—	—	—
Total distributions	(2.95)	(0.74)	(1.25)	(0.33)	(0.31)	(0.23)
Redemption fees retained	—	—	—	—	—	0.00†^
Net asset value, end of period	$20.36	$20.64	$17.75	$17.01	$17.62	$11.95
Total return	12.95%++	21.29%	12.38%	−1.67%	50.66%	−10.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$222,182	$213,220	$245,083	$255,672	$255,000	$160,980
Ratio of expenses to average net assets:
Before fee waiver	0.55%+	0.54%	0.53%	0.52%	0.56%	0.57%
After fee waiver	0.55%+	0.54%	0.53%	0.52%	0.56%	0.57%
Ratio of net investment income to average net assets:
Before fee waiver	1.69%+	2.16%	2.13%	1.89%	1.98%	2.09%
After fee waiver	1.69%+	2.16%	2.13%	1.89%	1.98%	2.09%
Portfolio turnover rate	25.79%++	53.57%	63.50%	96.82%	68.71%	83.04%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

8

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The O’Shaughnessy Market Leaders Value Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund, which is a diversified fund, began operations on February 26, 2016. The investment objective of the Fund is to seek long-term capital appreciation and current income. The Fund currently offers only Class I shares.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

9

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2025 (Unaudited)(Continued)
F.
REITs: The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of January 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 11 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market system for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).

10

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2025 (Unaudited)(Continued)
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, O’Shaughnessy Asset Management, LLC (the “Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$218,012,193	$ —	$ —	$218,012,193
Real Estate Investment Trusts	722,759	—	—	722,759
Total Investments	$218,734,952	$—	$—	$218,734,952

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

11

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2025 (Unaudited)(Continued)
The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million. For the six months ended January 31, 2025, the Fund incurred $450,275 in advisory fees.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses or class specific expenses such as Rule 12b-1 fees or shareholder servicing plan fees) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.65% of average daily net assets.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended January 31, 2025, there were no expenses waived or recouped by the Advisor. At January 31, 2025, there were no cumulative expenses subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended January 31, 2025 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended January 31, 2025, the Fund did not accrue shareholder servicing fees.

12

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2025 (Unaudited)(Continued)
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the six months ended January 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $56,740,646 and $82,7955,660, respectively. There were no purchases or sales of U.S. government securities during the six months ended January 31, 2025.
NOTE 7 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $5,000,000, or 10% of the market value of the Fund, or 33.33% of the fair value of unencumbered assets of the Fund. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended January 31, 2025, the Fund did not draw upon its line of credit.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended January 31, 2025 and the year ended July 31, 2024 were as follows:

	January 31, 2025	July 31, 2024
Ordinary income	$4,210,957	$5,200,746
Long-term capital gains	24,405,679	4,398,856

As of July 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$175,608,505
Gross tax unrealized appreciation	45,291,080
Gross tax unrealized depreciation	(1,034,838)
Net tax unrealized appreciation(a)	44,256,242
Undistributed ordinary income	2,558,060
Undistributed long-term capital gain	17,874,590
Total distributable earnings	20,432,650
Other accumulated gains/(losses)	(18,330,299)
Total accumulated earnings/(losses)	$46,358,593

(a)	The difference between book basis and tax basis net unrealized appreciation and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.
At July 31, 2024, the Fund had short-term and long-term capital loss carryforwards of $17,744,558 and $585,741, respectively. These capital losses may be carried forward indefinitely to offset future gains.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will

13

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2025 (Unaudited)(Continued)
adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Large-Sized Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•	Management Risk. The Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to meet the Fund’s investment objective.
•
Depositary Receipts Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

14

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2025 (Unaudited)(Continued)
•
Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2025, National Financial Services LLC, for the benefit of their customers, owned 27.38% of the outstanding shares of the Fund.
NOTE 11 – SUBSEQUENT EVENTS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust.

15

O’Shaughnessy Market Leaders Value Fund
Approval of Investment Advisory Agreement (Unaudited)
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) on behalf of the O’Shaughnessy Markets Leaders Value Fund (the “Market Leaders Value Fund” or the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss Fund performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2024 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three-, and five-year periods ended June 30, 2024. The Board also considered that the Fund outperformed the Cohort average for the one-, and three-year periods, and underperformed for the five-year period, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three-, and five-year periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite, noting that the Fund had outperformed its similarly managed composite for the one-, three-, and five-year periods ended June 30, 2024.

16

O’Shaughnessy Market Leaders Value Fund
Approval of Investment Advisory Agreement (Unaudited)(Continued)
3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.65%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were below the median and average of its Cohort.
The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were the same as those charged to the similarly managed separate accounts.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. In this regard, the Board noted that the Advisor contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap and that the Fund’s expenses are currently running below the Expense Cap. In this regard, the Board also considered that the advisory agreement included breakpoints and that the breakpoints were currently in effect for the Fund. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board also considered that the Fund does not charge a Rule 12b-1 fee or utilize “soft dollars.” The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

17

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

18

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	4/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	4/7/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	4/7/2025

* Print the name and title of each signing officer under his or her signature.